John Hancock Variable Insurance Trust

Supplement dated February 25, 2015

to the Prospectus dated April 30, 2014

Fundamental All Cap Core Trust (the “fund”)

Effective March 1, 2015, Jonathan White has been added as portfolio manager to the fund. Walter McCormick and Emory (Sandy) Sanders will also continue to manage the fund.

Accordingly, the following replaces the portfolio manager information under the heading “Portfolio management”:

Walter McCormick, CFA Senior Managing Director and Senior Portfolio Manager Managed fund since 2011	Emory (Sandy) Sanders, CFA Senior Managing Director and Senior Portfolio Manager Managed fund since 2011	Jonathan White, CFA Portfolio Manager Managed fund since 2015

Fundamental Large Cap Value Trust (the “fund”)

Nicholas Renart has been added as portfolio manager to the fund. Walter McCormick and Emory (Sandy) Sanders will also continue to manage the fund.

Accordingly, the following replaces the portfolio manager information under the heading “Portfolio management”:

Walter McCormick, CFA Senior Managing Director and Senior Portfolio Manager Managed fund since 2011	Emory (Sandy) Sanders, CFA Senior Managing Director and Senior Portfolio Manager Managed fund since 2011	Nicholas Renart Portfolio Manager Managed fund since 2015

The following information relating to Jonathan White and Nicholas Renart is added to the portfolio manager information in the “Subadvisors and Portfolio Managers” section of the prospectus under the heading “John Hancock Asset Management a division of Manulife Asset Management (US) LLC (“JHAM”)”. Jonathan White and Nicholas Renart are now listed as a Portfolio Managers of the funds.

Fundamental All Cap Core Trust	Walter McCormick, CFA Emory (Sandy) Sanders, CFA Jonathan White, CFA
Fundamental Large Cap Value Trust	Walter McCormick, CFA Emory (Sandy) Sanders, CFA Nicholas Renart

•	Walter McCormick, CFA. Senior Managing Director, Senior Portfolio Manager; prior to joining Manulife Asset Management in 2010, Walter McCormick was managing director and senior portfolio manager with the Berkeley Street Equity team at Wells Capital Management. He is also past president of the Providence Society of Financial Analysts. Mr. McCormick began his investment career in 1970.

•	Emory (Sandy) Sanders, CFA. Senior Managing Director, Senior Portfolio Manager; prior to joining Manulife Asset Management in 2010, Sandy Sanders was a portfolio manager on the Berkeley Street Equity Team at Wells Capital Management. Mr. Sanders began his investment career in 1997.

•	Jonathan White, CFA. Managing Director, Portfolio Manager; prior to joining Manulife Asset Management in 2011, Jonathan White was a senior analyst with the Berkeley Street Equity team at Wells Capital Management. Mr. White began his investment career in 1997.

•	Nicholas Renart. Managing Director, Portfolio Manager; prior to joining Manulife Asset Management in 2011, Nicholas Renart was an associate with Citi Venture Capital International. Mr. Renart began his investment career in 2005.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.